Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	12 Months Ended
Dec. 31, 2020
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

50. Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations

The main items included in the balance under this heading in the accompanying consolidated income statements are as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2020	2019	2018
Gains on sale of real estate		116	86	126
Impairment of non-current assets held for sale	21	(103)	(72)	(206)
Gains (losses) on sale of investments classified as non-current assets held for sale (*)		431	10	894
Total		444	23	815

(*) The variation in year 2020 is mainly due to the transfer of half plus one share in BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3). The variation in year 2018 is mainly due to the sale of the BBVA stake in BBVA Chile (see Note 3).